SCHEDULE OF OPERATING LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Operating lease liabilities, beginning balance	$ 65		¥ 13,262	¥ 13,020
Operating lease liabilities, beginning balance	2,251	¥ 324,646	279,854	219,734
Operating lease liabilities, beginning balance		1,112,590
Increase decrease due to application of IFRS 16 [member]
IfrsStatementLineItems [Line Items]
Operating lease liabilities, beginning balance	9,696	1,397,835	1,485,854
Operating lease liabilities, beginning balance	4,852	699,635	211,103
Operating lease liabilities, beginning balance	65	9,320	13,262
Operating lease liabilities, beginning balance	(2,316)	(333,966)	(293,116)
Operating lease liabilities, beginning balance	(4,580)	(660,234)	(19,268)
Operating lease liabilities, beginning balance	$ 7,717	¥ 1,112,590	¥ 1,397,835	¥ 1,485,854